Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Cost and Fair Value of Investments

	December 31, 2021	December 31, 2020
	(in thousands)
Available for sale investments at start of year	$1,729	$49,628
Purchases	480	—
Sales and maturities	(497)	(47,902)
Realized gain on sale of short term investments	—	234
Unrealized capital loss – investments	—	(231)
Available for sale investments at end of year	$1,712	$1,729

Available For Sale Short Term Investments by Major Security Type
The following table represents our available for sale short term investments by major security type as of December 31, 2021:

			Maturity by period
	Cost Total	Fair Value Total	Less than 1 year	1 to 5 years
	(in millions)
Term deposits	$1.7	$1.7	$0.5	$1.2
Total ($ in millions)	$1.7	$1.7	$0.5	$1.2

Equity Method Investments
The following table represents our equity method investments at December 31, 2021:

	Ownership Percentage	Carrying Value	Carrying Value
	December 31, 2021	December 31, 2021	December 31, 2020
		(in thousands)
Oncacare Limited	49%	$2,373	$4,534